                                 UMB SCOUT FUNDS

                         Supplement dated April 2, 2007
                    to the Prospectus dated October 31, 2006
                             for the UMB Scout Funds

This Supplement updates certain information  contained in the Prospectus for the
UMB Scout Funds dated  October 31, 2006.  You should keep this  Supplement  with your Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.

Effective  April 2, 2007,  the  Portfolio  Managers  section  of the  Prospectus relating to the UMB Scout Small Cap Fund shall be deleted in its  entirety,  and shall be replaced with the following text:

     Jason Votruba is the portfolio manager of the UMB Scout Small Cap Fund. Mr.
     Votruba  joined UMB and the advisor in 2002 following  previous  employment providing investment advice at George K. Baum & Company from 2000-2002, and
     Commerce Bank from  1998-2000.  Mr. Votruba has been serving as a portfolio manager of the UMB Scout  Small Cap Fund since his tenure  with the Advisor began. Mr. Votruba graduated from Kansas State  University.  He is a CFA(R)
     charterholder and a member of the Kansas City CFA Society.

                                 UMB SCOUT FUNDS

                         Supplement dated April 2, 2007
                   to the Statement of Additional Information
                 dated October 31, 2006 for the UMB Scout Funds

This  Supplement  updates  certain  information  contained  in the  Statement of
Additional  Information  for the UMB Scout Funds dated  October  31,  2006.  You should keep this  Supplement  with your Statement of Additional  Information for future reference.  Additional copies of the Statement of Additional  Information may be obtained free of charge by calling (800) 996-2862.

     Effective April 2, 2007, the Portfolio Managers section of the Statement of
     Additional  Information  shall be  revised to delete  references  and other information  relating  to  Adrianne  Valkar  in  the  subsections  entitled
     "Investments in the UMB Scout Funds" and "Other Managed Accounts."